Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Mar. 05, 2025 USD ($) shares $ / shares Rate
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Equity Awards

The Company does not schedule the grant of stock options or other equity awards in anticipation of the release of material nonpublic information, nor does the Company time the release of material nonpublic information based on the timing of grants of stock options or other equity awards.

On May 30, 2024, the Board adopted an Equity Grant Policy, to formalize our policies and procedures with respect to the granting of equity compensation awards. The Equity Grant Policy establishes the following general guidelines for the grant of equity compensation awards: (i) equity awards generally will not be granted when the Company is in possession of material nonpublic information; (ii) equity awards generally will not be granted during the period commencing four business days before a periodic or current report filed with the Securities and Exchange Commission that discloses material nonpublic information and ending one business day after the filing or furnishing of such report; (iii) the Company will not purposely accelerate or delay the public release of material nonpublic information, or the grant date of any equity award, with the intention of allowing the grantee of an equity award to benefit from a more favorable stock price; and (iv) in no event will the grant date of any equity award be prior to the date of approval of the award. Further, pursuant to the Equity Grant Policy:

•
Annual grants of equity awards to the Chief Executive Officer generally will be approved by the Board at its meeting held in or around March of each year, and unless otherwise determined by the Board, the grant date of each annual award to the Chief Executive Officer will be the date of approval of the award by the Board;
•
Annual grants of equity awards to other officers and employees of the Company generally will be approved by the Committee at its meeting held in or around March of each year, and unless otherwise determined by the Committee, the grant date of each such award will be the later of (i) the date of approval of the award by the Committee, or (ii) the grant date of the annual equity award to the Chief Executive Officer for that year, as approved by the Board;
•
Annual grants of equity awards to non-employee directors shall be approved by the Board in accordance with the Company’s Non-Employee Director Compensation Policy.
•
Grants of equity awards in connection with new hires or promotions of employees or consultants or bonus awards generally will be approved on a regularly monthly basis (and may be approved by the Chief Executive Officer where permitted pursuant to delegated authority), and the grant date of such awards generally will be the last trading day of the month in which the award is approved; and
•
Any other special or discretionary equity awards will be approved as of such date as determined by the Compensation Committee or the Board, in accordance with the general principles of the Equity Grant Policy.

Consistent with our Equity Grant Policy, as part of our regular long-term incentive grant cycle for the 2025 fiscal year, the Board and the Compensation Committee granted equity awards (including stock options) effective on the date of the March 5, 2025 Board meeting, to our named executive officers who were serving at the time. That date fell within the period beginning four business days before and ending one business day after the filing or furnishing of a current report on Form 8-K that disclosed material nonpublic information (other than a current report on Form 8-K disclosing a material new stock option award under Item 5.02(e) of such Form 8-K), as a Form 8-K was filed on March 6, 2025 to disclose the retirement of Ms. Blalock and Mr. Noetzel from the Board effective immediately after the 2025 annual meeting of stockholders. Accordingly, pursuant to SEC Rules, we are providing the following information relating to certain stock options granted to certain of our named executive officers during fiscal year 2025:

Name	Grant Date	Number of Securities Underlying the Award (#)	Exercise Price ($)	Grant Date Fair Value of the Award ($)

Percentage Change in
the Closing Market Price
of the Securities
Underlying the Award
Between the Trading
Day Ending Immediately
Prior to the Disclosure
of Material Nonpublic
and the Trading Day
Beginning Immediately
Following the Disclosure of
Material Nonpublic
Information(1)

Donald R. Young	3/5/2025	76,417	7.84	$424,998	8.90%
Grant D. Thoele	3/5/2025	8,990	7.84	$49,998	8.90%
Corby C. Whitaker	3/5/2025	35,961	7.84	$199,999	8.90%
Gregg R. Landes	3/5/2025	34,837	7.84	$193,748	8.90%
Glenn E. Deegan	-	-	-	$-	-
Ricardo C. Rodriguez	3/5/2025	56,189	7.84	$312,499	8.90%
Virginia H. Johnson	3/5/2025	37,804	7.84	$206,245	8.90%
Keith L. Schilling	3/5/2025	34,837	7.84	$193,748	8.90%

(1)
Percentage change between March 4, 2025 closing price of $7.30 per share and March 7, 2025 closing price of $7.95 per share.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered

The Company does not schedule the grant of stock options or other equity awards in anticipation of the release of material nonpublic information, nor does the Company time the release of material nonpublic information based on the timing of grants of stock options or other equity awards.

MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table	pursuant to SEC Rules, we are providing the following information relating to certain stock options granted to certain of our named executive officers during fiscal year 2025:

Name	Grant Date	Number of Securities Underlying the Award (#)	Exercise Price ($)	Grant Date Fair Value of the Award ($)

Percentage Change in
the Closing Market Price
of the Securities
Underlying the Award
Between the Trading
Day Ending Immediately
Prior to the Disclosure
of Material Nonpublic
and the Trading Day
Beginning Immediately
Following the Disclosure of
Material Nonpublic
Information(1)

Donald R. Young	3/5/2025	76,417	7.84	$424,998	8.90%
Grant D. Thoele	3/5/2025	8,990	7.84	$49,998	8.90%
Corby C. Whitaker	3/5/2025	35,961	7.84	$199,999	8.90%
Gregg R. Landes	3/5/2025	34,837	7.84	$193,748	8.90%
Glenn E. Deegan	-	-	-	$-	-
Ricardo C. Rodriguez	3/5/2025	56,189	7.84	$312,499	8.90%
Virginia H. Johnson	3/5/2025	37,804	7.84	$206,245	8.90%
Keith L. Schilling	3/5/2025	34,837	7.84	$193,748	8.90%

(1)
Percentage change between March 4, 2025 closing price of $7.30 per share and March 7, 2025 closing price of $7.95 per share.

Donald R. Young [Member]
Awards Close in Time to MNPI Disclosures
Name		Donald R. Young
Underlying Securities | shares		76,417
Exercise Price | $ / shares		$ 7.84
Fair Value as of Grant Date | $		$ 424,998
Underlying Security Market Price Change | Rate		8.90%
Grant D. Thoele [Member]
Awards Close in Time to MNPI Disclosures
Name		Grant D. Thoele
Underlying Securities | shares		8,990
Exercise Price | $ / shares		$ 7.84
Fair Value as of Grant Date | $		$ 49,998
Underlying Security Market Price Change | Rate		8.90%
Corby C. Whitaker [Member]
Awards Close in Time to MNPI Disclosures
Name		Corby C. Whitaker
Underlying Securities | shares		35,961
Exercise Price | $ / shares		$ 7.84
Fair Value as of Grant Date | $		$ 199,999
Underlying Security Market Price Change | Rate		8.90%
Gregg R. Landes [Member]
Awards Close in Time to MNPI Disclosures
Name		Gregg R. Landes
Underlying Securities | shares		34,837
Exercise Price | $ / shares		$ 7.84
Fair Value as of Grant Date | $		$ 193,748
Underlying Security Market Price Change | Rate		8.90%
Glenn E. Deegan [Member]
Awards Close in Time to MNPI Disclosures
Name		Glenn E. Deegan
Underlying Securities | shares		0
Exercise Price | $ / shares		$ 0
Fair Value as of Grant Date | $		$ 0
Underlying Security Market Price Change | Rate		0.00%
Ricardo C. Rodriguez [Member]
Awards Close in Time to MNPI Disclosures
Name		Ricardo C. Rodriguez
Underlying Securities | shares		56,189
Exercise Price | $ / shares		$ 7.84
Fair Value as of Grant Date | $		$ 312,499
Underlying Security Market Price Change | Rate		8.90%
Virginia H. Johnson [Member]
Awards Close in Time to MNPI Disclosures
Name		Virginia H. Johnson
Underlying Securities | shares		37,804
Exercise Price | $ / shares		$ 7.84
Fair Value as of Grant Date | $		$ 206,245
Underlying Security Market Price Change | Rate		8.90%
Keith L. Schilling [Member]
Awards Close in Time to MNPI Disclosures
Name		Keith L. Schilling
Underlying Securities | shares		34,837
Exercise Price | $ / shares		$ 7.84
Fair Value as of Grant Date | $		$ 193,748
Underlying Security Market Price Change | Rate		8.90%